SEGMENT AND GEOGRAPHIC INFORMATION - Key financial metrics by segment (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PREPARATION
Revenue		€ 60,836,000	€ 90,246,000	€ 95,058,000
Segment adjusted EBITDA		(74,457,000)	39,099,000	19,937,000
Share listing expenses		71,630,000
General and administration costs		11,792,000	12,538,000	6,973,000
(Impairment) / Reversal on impairment on financial assets		(20,000)	(22,696,000)	(3,091,000)
Reversal of receivables from the Silicon Group
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets	€ (21,375,000)		(21,375,000)
Shareholder receivable
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			(1,418,000)	(3,091,000)
Technical equipment and processes
BASIS OF PREPARATION
Revenue		49,593,000	78,743,000	78,778,000
Segment adjusted EBITDA		611,000	12,872,000	14,155,000
Spare parts and services
BASIS OF PREPARATION
Revenue		11,192,000	11,503,000	16,280,000
Segment adjusted EBITDA		2,459,000	3,787,000	9,329,000
Total management reporting
BASIS OF PREPARATION
Revenue		60,836,000	90,246,000	95,058,000
Segment adjusted EBITDA		(74,457,000)	39,099,000	19,937,000
Other
BASIS OF PREPARATION
Revenue		51,000
Segment adjusted EBITDA		(77,527,000)	22,440,000	(3,546,000)
Share listing expenses		71,630,000	5,410,000
Amount of other costs		1,765,000
Legal and consulting fee		3,607,000
General and administration costs		€ 3,250,000
Gain (loss) from bonus payment relating to disposal			4,700,000
Salaries and insurances			2,207,000	1,146,000
Compensation amount			1,875,000	€ 2,385,000
Other | Reversal of receivables from the Silicon Group
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			21,375
Other | Shareholder receivable
BASIS OF PREPARATION
(Impairment) / Reversal on impairment on financial assets			€ 1,418,000